Options (Details Narrative) (10K) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock option granted	560,400	253,846			560,400	263,846
Stock option exercise price, upper range limit	$ 0.50	$ 0.65
Stock option term	10 years	10 years
Stock option vested, description	The options vest over a period of four to five years.	The options vest over a period of one and four years.
Option expense			$ 35,979	$ 37,456	$ 169,828	$ 267,835
Unrecognized compensation costs					$ 192,007
Weighted average period term					6 years 11 months 23 days
Four Option Granted [Member]
Stock option granted		650,000
Stock option term		10 years
Option expense		$ 69,611
Black-Scholes Option Price Model [Member]
Fair value of options granted					$ 278,358	$ 169,100
Minimum [Member]
Weighted average period term					4 years	4 years 8 months 26 days
Maximum [Member]
Weighted average period term					5 years	7 years 6 months
Employee [Member]
Stock option granted					560,400	263,846
Stock option exercise price, lower range limit					$ 0.41	$ 0.41
Stock option exercise price, upper range limit					$ 1.02	$ 1.02
Stock option term					10 years	10 years
Options expire date					Apr. 30, 2028	Apr. 30, 2028
Employee [Member] | Minimum [Member]
Stock option vested period					4 years	4 years
Employee [Member] | Maximum [Member]
Stock option vested period					5 years	5 years
Stock Option Plan [Member]
Stock option, description			All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.		All options may be exercised for a period up to four 1/2 years following the grant date, after which they expire.
Stock option vested period			5 years		5 years
Stock option granted			2,000,000		2,000,000